Auditor's remuneration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Auditor's remuneration
Audit fees	$ 32,962	$ 31,369
Audit-related fees	4,511	3,697
Total audit and audit-related fees	37,473	35,066
Tax fees	57	53
Other fees		572
Total audit and non-audit fees	37,530	35,691
PwC Australia
Auditor's remuneration
Audit fees	27,667	28,153
Audit-related fees	4,404	3,569
Tax fees	57	53
Other fees		70
Overseas PwC network firms
Auditor's remuneration
Audit fees	5,295	3,216
Audit-related fees	107	128
Other fees		502
Non-consolidated entities
Auditor's remuneration
Fees received by auditor from various entities related to Westpac	6,100	7,500
Parent Entity
Auditor's remuneration
Audit fees	28,372	28,346
Audit-related fees	4,404	3,420
Total audit and audit-related fees	32,776	31,766
Tax fees	57	53
Other fees		572
Total audit and non-audit fees	32,833	32,391
Parent Entity | PwC Australia
Auditor's remuneration
Audit fees	27,667	28,025
Audit-related fees	4,404	3,418
Tax fees	57	53
Other fees		70
Parent Entity | Overseas PwC network firms
Auditor's remuneration
Audit fees	$ 705	321
Audit-related fees		2
Other fees		$ 502